SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

All of the Company’s revenues are generated in U.S. dollars (“Dollar”). In addition, the majority of the Company’s costs and financing are in Dollars. The Company's management believes that the Dollar is the currency of the primary economic environment in which the Company and its subsidiaries have operated and expect to continue to operate in the foreseeable future. Therefore, the functional currency of the Company and its subsidiaries is the Dollar.

The Company and its subsidiaries’ transactions and balances denominated in Dollars are presented at their original amounts. Non-Dollar transactions and balances have been remeasured to Dollars in accordance with ASC 830, “Foreign Currency Matters”. All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-Dollar currencies are reflected in the consolidated statement of comprehensive loss as financial income or expenses, as appropriate.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its Subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
  Cash equivalents are short-term unrestricted, highly-liquid investments that are readily convertible to cash, with original maturities of three months or less at acquisition.

Restricted cash
e.	Restricted cash:
  Restricted cash is invested in a bank deposit, which is pledged in favor of the bank that provides guarantees on behalf of the Company.

Short-term bank deposits
f.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months at acquisition but less than one year at balance sheet date. The short-term bank deposits are presented at their cost which approximates its market value.

Business Combinations
g.	Business Combinations:

The Company applies ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, and non-controlling interest in the acquired entity at the acquisition date, measured at their fair values as of that date. This ASC also requires the fair value of acquired in-process research and development (“IPR&D”) to be recorded as intangibles with indefinite lives, contingent consideration to be recorded on the acquisition date, and restructuring and acquisition-related deal costs to be expensed as incurred. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Capital leases
h.	Capital leases:

Leases are capitalized under the criteria set forth in ASC 840, “Leases”, which establishes the four criteria of a capital lease. At least one of the four following criteria must be met for a lease to be considered a capital lease: (1) a transfer of ownership of the property to the lessee by the end of the lease term; (2) a bargain purchase option; (3) a lease term that is greater than or equal to 75 percent of the economic life of the leased property; (4) present value of the future minimum lease payments equals or exceeds 90 percent of the fair market value of the leased property. If none of the aforementioned criteria are met, the lease will be treated as an operating lease.

At the commencement of the lease term, the leased asset is measured at the lower of the fair value of the leased asset or the present value of the minimum lease payments.

Property and equipment, net
i.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual percentage rates:

%
Computer equipment	33
Office furniture and laboratory equipment	7 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Impairment of long-lived assets
j.	Impairment of long-lived assets:

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment”, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2016 and 2015, no impairment losses have been identified.

Revenue recognition
k.	Revenue recognition:

The Company generates its revenues mainly from diagnosing patient tissue received from private patients or third-party distributors. The Company performs the diagnostic testing in its labs in the U.S. Additionally, the Company generates revenues from research and development services provided to, and licensing agreement with, third parties.

Revenues from sales of the Company’s diagnostic services are recognized in accordance with ASC 605, “Revenue Recognition”, when (1) persuasive evidence of an agreement exists, (2) delivery of the test result has occurred or services have been rendered, (3) the fee is fixed or determinable, and (4) no further obligation exists and collectability is probable.

Criterion (1) is satisfied upon receiving a test requisition form indicating medical necessity of the test ordered for the patient, which the Company needs so it can bill the relevant payers. Criterion (2) is satisfied when the Company performs the test and delivers a report to the physician or makes the patient report available to the patient. Determinations of criteria (3) and (4) are based on management’s judgments regarding whether the fee charged for products or services delivered is fixed or determinable, and the collectability of those fees under any contract or arrangement is probable. The Company assesses whether the fee is fixed or determinable based on the nature of the fee charged for the services delivered and existing contractual arrangements.

The Company’s specialized diagnostic services are performed based on a written test requisition form or electronic equivalent and revenues are recognized once the diagnostic services have been performed, and the results have been delivered to the ordering physician or makes the patient report available to the patient. These diagnostic services are billed to various payers, including Medicare, commercial insurance companies, other directly billed healthcare institutions such as hospitals and clinics, and individuals. The Company reports revenues from contracted payers, including Medicare, certain insurance companies and certain healthcare institutions, based on the contractual rate, or in the case of Medicare, published fee schedules. The Company reports revenues from non-contracted payers, including certain insurance companies and individuals, based on the amount expected to be collected. The difference between the amount billed and the amount estimated to be collected from non-contracted payers is recorded as a contractual allowance to arrive at the reported net revenues. The expected revenues from non-contracted payers are based on the historical collection data (when such historical collection data is readily available and reliable) of each payer or payer group, as appropriate. The Company regularly reviews its historical collection experience for non-contracted payers and adjusts its expected revenues for current and subsequent periods accordingly.

Revenues from licensed technology are recorded in accordance with the contract terms, when revenues can be reliably measured and collection of the funds is reasonably assured.

On December 31, 2015, the Company entered into a Patent License Agreement (the “Agreement”) with Mirna Therapeutics (“Mirna”) for a worldwide sublicense to the Company’s patents related to therapeutics uses of certain microRNA technologies (the “Licensed Patents”). Under the terms of the agreement, the Company received an upfront payment of $1,600 from Mirna on January 4, 2016, and the Company is eligible for low single-digit royalties on product sales and potential milestone payments (to be performed by Mirna) and sublicense fees. The sublicensed patents are jointly owned by YEDA Research and Development Company Ltd. (“YEDA”), the commercial arm of the Weizmann Institute of Science, and the Company. As such, YEDA is entitled to a portion of these and other proceeds the Company may receive under the agreement with Mirna. The term of the agreement is for the life of the licensed patents. Mirna may terminate the agreement without cause, and, in certain cases, may be subject to significant termination fees.

As of December 31, 2015, the effective date of the Agreement, Mirna had the right to use the Licensed Patents, and Company became entitled to the upfront fee. Accordingly, the Company recorded revenues of $1,600 in the consolidated statements of comprehensive loss associated with the transaction. The Company has no continuing involvement or other obligations to Mirna regarding the Licensed Patents.

Additional potential milestones payments and royalties will be recognized upon the achievement of future events by Mirna, in accordance with ASC 450-30-25, “Gain Contingencies”. As of December 31, 2016, no milestones were achieved, or royalty payments made, by Mirna.

Revenues from research and development services to third parties are recognized in accordance with ASC topic 605-10, “Revenue recognition”, when delivery has occurred, persuasive evidence of an arrangement exists, the fee is fixed or determinable, no future obligation exists, and collectability is probable.

Research and development expenses, net
l.	Research and development expenses, net:

Research and development expenses consist of costs of salaries and related expenses, various activities related to intellectual property, research materials and supplies, and equipment depreciation. All such costs are expensed as incurred.

Royalty-bearing grants from the Bi-national Industrial Research and Development Foundation (“BIRD”) and from the Israel Innovation Authority (formerly known as the Office of the Chief of Scientist, "IIA" or "OCS") of the Ministry of Economy for funding approved research and development projects, are recognized at the time the Company is entitled to such grants, on the basis of the research and development expenses incurred. Such royalty -bearing grants arrangements are presented as a reduction from research and development expenses in the consolidated statements of comprehensive loss in an amount of $114, $197 and $292, in the years 2016, 2015 and 2014, respectively.

Accounting for share-based compensation
m.	Accounting for share-based compensation:

The Company accounts for share-based compensation in accordance with ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, directors and non-employees. ASC 505-50, “Equity-Based Payments to Non-Employees”, requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statement of comprehensive loss.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair-value method for its share-option awards, and the Company values restricted share units based on the market value of the underlying shares at the date of grant. The Company estimates the fair value of share options granted with the following assumptions:

	Year ended
	December 31,
	2016	2015	2014
Dividend yield	0%	0%	0%
Expected volatility	113-116%	116-126%	113-125%
Risk-free interest	1.42-1.79%	1.74-1.96%	1.62-2.27%
Expected life	6.25 years	4.5-6.25 years	4.5-6.25 years

The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay cash dividends in the future.

The computation of expected volatility is based on realized historical share price volatility of the Company’s shares.

The risk-free interest rate assumption is the implied yield currently available on the U.S treasury yield zero-coupon issues with a remaining term equal to the expected life term of the Company’s options.

The Company determined the expected life of the options according to the simplified method, average of vesting and the contractual term of the Company’s stock options since the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term.

The Company applies ASC 505 with respect to options and warrants issued to non-employees. ASC 505 requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

Basic and diluted net loss per share
n.	Basic and diluted net loss per share:

Basic and diluted loss per Ordinary Share are presented in conformity with ASC 260 “Earnings Per Share”, for all years presented. Basic loss per Ordinary Share is computed by dividing net loss for each reporting period by the weighted average number of Ordinary Shares outstanding during the period. Diluted loss per Ordinary Share is computed by dividing net loss for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury share method.

For the years ended December 31, 2016, 2015 and 2014, all outstanding options, Debentures Conversion Feature, RSUs, and warrants, have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

Income taxes
o.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

As of December 31, 2016 and 2015, no liability for unrecognized tax benefits was recorded, as a result of the implementation of ASC 740.

Severance pay
p.	Severance pay:

The Company's Israeli employees are included under Section 14 of the Israeli Severance Compensation Law (“Section 14”). Under Section 14, the Company’s monthly deposits, at a rate of 8.33% of such employees’ monthly salary, are made on their behalf with insurance companies on account of severance pay. Payments in accordance with Section 14 release the Israeli companies from any future severance payments in respect of those employees. Deposits under Section 14 are not recorded as an asset in the Company’s balance sheet.

Severance expenses for the years ended December 31, 2016, 2015, and 2014 were $88, $102 and $116, respectively.

Rosetta Inc., and CynoGen have a 401(k) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute to the plan. The plan provides a 3% safe-harbor contribution up to the employee’s eligible compensation. In the years 2016, 2015, and 2014, the Company recorded an expense for matching contributions in the amount of $205, $180 and $112, respectively.

Concentrations of credit risk
q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, short-term bank deposits, trade receivables and other accounts receivable.

The Company’s cash and cash equivalents are deposited mainly in Dollars with major banks in Israel, the UK and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company’s investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

Trade receivables are recorded from two primary payors: Medicare and third party/private payors (“Private Payors”), all located mainly in the United States.  Trade receivables are recorded at contractual rates (or published rates for Medicare) less an allowance for contractual rates adjustment, based on reporting models utilizing historical cash collection percentages and updated for current effective reimbursement factors.  Management performs ongoing valuations of trade receivable balances based on management's evaluation of historical collection experience and industry trends. Concentration of credit risk with respect to trade receivables is also limited by credit limits, ongoing credit evaluation and account monitoring procedures. Provision for bad debt expenses for the years ended December 31, 2016, 2015, and 2014 were $1,071, $0 and $0, respectively.

The Company has no significant off balance sheet concentrations of credit risk.

Fair value of financial instruments
r.	Fair value of financial instruments:

The carrying amounts of the Company’s financial instruments, including cash and cash equivalents, restricted cash, short-term bank deposits, accounts receivable, other accounts receivable, trade payables and other account payable and accruals, approximate fair value because of their generally short-term maturities.

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820, “Fair Value Measurements and Disclosures” establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 –	quoted prices in active markets for identical assets or liabilities;

Level 2 –
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 –	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company measures its Debentures and Warrants related to the November 2016 placement (classified as liabilities) at fair value each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of comprehensive loss as financial income or expense, as applicable (see Note 3).

The Company uses numerous iteration of option pricing model (Black-Scholes-Merton) to determine the fair value of these Debentures and Warrants.  Significant inputs included an estimate of the fair value of the Company’s Ordinary Shares as of December 31, 2016, the remaining contractual life of the warrants, a risk-free interest rate, and an estimate of the Company's share expected volatility. The fair value of the Debentures and Warrants classified within Level 3. The fair value of the Debentures and Warrants at December 31, 2016 was $3,675. For the year ended December 31, 2016, the Company recognized a net gain of approximately $14 from the revaluation of Debentures and Warrants which is recorded under “Financial expense, net” in the Company’s consolidated statements of comprehensive loss (see Note 11).

Recent Accounting Pronouncements
s.	Recent Accounting Pronouncements:

In August 2014, the FASB issued ASU 2014-15, “Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern.” ASU 2014-15 is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern at least for a period of twelve months from the date of issuing the consolidated financial statements and to provide related footnote disclosures. The amendments in this ASU are effective for reporting periods ending after December 15, 2016, with early adoption permitted. The Company adopted ASU 2014-15 for the year ended December 31, 2016 and updated the going concern disclosure accordingly.

In May 2014, the FASB issued ASU 2014-09, "Revenue from Contract with Customers", which introduces a new five-step revenue recognition model in which an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU also requires disclosures sufficient to enable users to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers, including qualitative and quantitative disclosures about contracts with customers, significant judgments and changes in judgments, and assets recognized from the costs to obtain or fulfill a contract. Numerous updates were issued in 2016 that provide clarification on a number of specific issues as well as requiring additional disclosures. The new standard is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period. While the Company has not yet completed its final review of the impact of the new standard, the Company does not currently anticipate a material impact on its revenue recognition practices. The Company is still evaluating disclosure requirements under the new standard and will continue to evaluate the standard as well as additional changes, modifications or interpretations which may impact the Company's current conclusions.

The Company expects to adopt the new standard using the modified retrospective method starting January 1, 2018.

In February 2016, the FASB issued ASU 2016-02, “Leases (ASC 842)”, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The ASU is expected to impact the Company’s consolidated financial statements as the Company has certain operating lease arrangements. ASC 842 supersedes the previous leases standard, ASC 840 Leases. The standard is effective on January 1, 2019, with early adoption permitted. The Company is in the process of evaluating the impact of this new guidance.

In March 2016, the FASB issued Accounting Standards Update No. 2016-06, “Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments" (ASU 2016-09) which requires that embedded derivatives be separated from the host contract and accounted for separately as derivatives if certain criteria are met, including the “clearly and closely related” criterion. The amendments in the Update clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. An entity performing the assessment under the amendments is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence. The guidance will be effective for fiscal years beginning after December 15, 2016, and interim periods within those fiscal years. Early adoption is permitted. The Company believes this guidance will not have significant effect on its consolidated financial statements.

In March 2016, the FASB issued Accounting Standards Update No. 2016-09, “Compensation-Stock Compensation (Topic 718): Improvement to Employee Share-based Payment Accounting” (ASU 2016-09), to simplify the accounting for share-based payment transactions, including the income tax consequences, an option to recognize gross share-based compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows. This guidance will be effective for the Company in the first quarter of 2017, and early adoption is permitted. The Company believes this guidance will not have significant effect on its consolidated financial statements.

In November 2016, the FASB issued Accounting Standards Update No 2016-18, “Statement of Cash Flows (230): Restricted Cash” (ASU 2016-18) which requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The guidance will be effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. Early adoption is permitted. The Company believes this guidance will not have significant effect on its consolidated financial statements.